Investment Strategy	Feb. 27, 2026
Janus Henderson Transformational Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by normally investing in a portfolio of approximately 20-30 equity securities. The Fund may invest in equity securities of companies of any size, but will invest primarily in larger, well-established companies across various sectors. The Fund may also invest up to 20% of its net assets in foreign securities of companies listed on U.S. exchanges or in the form of depositary receipts.

In selecting investments, the portfolio managers employ a combination of a “bottom up” fundamental security selection with a “top down” thematic approach, focusing on secular themes transforming society. In applying a “bottom up” approach that focuses on fundamental research, portfolio management considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. In applying a “top down” thematic approach, portfolio management seeks to construct an overall portfolio with characteristics tied to secular themes transforming society. The themes of focus, which may evolve over time and/or incorporate other themes, include: artificial intelligence, cloud computing, deglobalization, digitization (including e-commerce), healthcare innovation, or other long-term innovations.

The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security trades at intrinsic value.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to one-third of its total assets as determined at the time of the loan origination.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities compared to a fund that is classified as diversified.

Janus Henderson Asset-Backed Securities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in asset-backed securities (“ABS”). Asset-backed securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities. The Fund may invest in ABS of any kind, including, without limitation, private and multi-class structures, pass-through certificates, and other instruments secured by financial, physical, and/or intangible assets. ABS in which the Fund may invest also include investments in the form of collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”), and agency and non-agency mortgage-backed securities (“MBS”).

Under normal market conditions, the Fund primarily invests a substantial portion of its assets in ABS rated A- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or higher at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser. The Fund may not invest in securities rated below investment grade (that is, securities rated lower than Baa3/BBB- or equivalent by an NRSRO, or if unrated, determined to be of comparable credit quality by the Adviser) at the time of purchase by the Fund. After purchase, a security may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the security. An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC”) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.

The Fund may invest in securities of any maturity or duration and the securities may have fixed, floating, or variable interest rates. The Fund invests only in U.S. dollar denominated securities.

The Fund may also invest in securities that have contractual restrictions that prohibit or limit their resale (these are known as “restricted securities”), which may include Rule 144A securities. In addition to its investments in ABS, the Fund may from time to time also invest in certain other fixed-income securities and/or hold cash and cash-equivalents.

The Fund may invest in derivatives only to hedge or offset portfolio risks associated with the Fund’s existing portfolio of securities. Derivatives will not be used for any other purposes. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, or market indices. In particular, the Fund’s use of derivatives will be limited to interest rate futures.

Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments when, in the opinion of the Adviser, they have reached their profit or price target, or as the result of changing market conditions.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities, compared to a fund that is classified as diversified.

Janus Henderson AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its net assets (plus any borrowings made for investment purposes) in CLOs of any maturity that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager. Under normal market conditions, the Fund will seek to maintain a minimum of 80% of its portfolio in AAA-rated CLOs. After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual market conditions such as a downgrade in the rating of one or more CLOs.

The Fund may invest its remaining assets in other high-quality CLOs with a minimum rating of A- at the time of purchase or if unrated, determined to be of comparable credit quality by the Adviser. No CLO, at the time of purchase by the Fund, will have a rating that is below A- (or equivalent by an NRSRO). An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC”) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.

The Fund will only invest in CLOs with a minimum initial total offering size of $250 million and minimum initial senior AAA tranche size of $100 million.

The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it will seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.

The Fund may purchase CLOs both in the primary and secondary markets.

The Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.

The Fund will limit its investment in fixed-rate CLOs to a maximum of 10% of its net assets.

The Fund may invest in derivatives. Derivatives are instruments that have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, currencies, or market indices. The Fund's use of derivatives will be limited to (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar, (ii) interest rate swaps or interest rate futures to hedge exposure in fixed-rate CLOs to a floating-rate, in accordance with the Fund's investment objective, and (iii) total return swaps in accordance with the Fund's investment objective. The Fund will limit total return swaps to no more than 10% of its net assets valued at notional value. Derivatives will not be used for any other purposes.

Portfolio management applies a “bottom up” approach to selecting investments to purchase and sell. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

Portfolio management’s analysis with respect to security selection includes due diligence of CLO managers to discern each manager’s investment process, credit sector analysis, risk appetite, approach to risk management, and corporate governance. Additional factors, such as the CLO manager’s tenure and track record in the CLO market, issuance record and secondary market trading frequency, assist in portfolio management’s analysis of both quality and liquidity. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments to take advantage of mispricing in the secondary market or when, in the opinion of the Adviser, the initial investment thesis changes with respect to a particular security or CLO manager, including as the result of changing market conditions.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Janus Henderson B-BBB CLO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in CLOs of any maturity that are rated between and inclusive of BBB+ and B- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser. However, as part of such investment, the Fund will not invest more than 15% of its net assets in CLOs rated below investment grade (BB+ or lower) at the time of purchase by the Fund, or if unrated, determined to be of comparable credit quality by the Adviser. Additionally, no CLO, at the time of purchase by the Fund, will have a rating that is below B- (or equivalent by an NRSRO) or, if unrated, determined to be of comparable credit quality by the Adviser. For purposes of the Fund’s investment policies, CLOs are floating rate debt securities issued in different tranches, with varying degrees of risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager.

The Fund may invest up to 10% of its net assets: i) directly in CLOs with a rating above BBB+ at the time of purchase by the Fund, or if unrated, determined to be of comparable credit quality by the Adviser; or ii) in affiliated exchange-traded funds (“ETFs”), including the Janus Henderson AAA CLO ETF, which provide exposure to CLOs rated above BBB+. After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual market conditions such as a downgrade in the rating of one or more CLOs. An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC”) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes.

The Fund will only invest in CLOs with a minimum initial total offering size of $250 million.

The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies.

The Fund may purchase CLOs both in the primary and secondary markets.

The Fund will not invest more than 5% of its portfolio in any single CLO, and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.

The Fund may invest in derivatives. Derivatives are instruments that have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, currencies, or market indices. The Fund's use of derivatives will be limited to (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar and (ii) total return swaps in accordance with the Fund's investment objective. The Fund will limit total return swaps to no more than 10% of its net assets valued at notional value. Derivatives will not be used for any other purposes.

Portfolio management applies a “bottom up” approach to selecting investments to purchase and sell. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

Portfolio management’s analysis with respect to security selection includes due diligence of CLO managers to discern each manager’s investment process, credit sector analysis, risk appetite, approach to risk management, and corporate governance. Additional factors, such as the CLO manager’s tenure and track record in the CLO market, issuance record and secondary market trading frequency, assist in portfolio management’s analysis of both quality and liquidity. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments to take advantage of mispricing in the secondary market or when, in the opinion of the Adviser, the initial investment thesis changes with respect to a particular security or CLO manager, including as the result of changing market conditions.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Janus Henderson Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. dollar denominated corporate bonds and commercial paper of various maturities. Under normal circumstances, no more than 15% of the Fund’s net assets will be invested in securities rated below investment grade (sometimes referred to as “junk” bonds); however, such bonds will have a minimum rating of B- by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or, if unrated, determined to be of comparable credit quality by the Adviser.

The Fund will invest principally in investment grade bonds. An investment grade corporate bond is a company-issued bond rated Baa3/BBB- or higher by a NRSRO or, if unrated, determined to be of comparable credit quality by the Adviser. An NRSRO is a credit rating agency that is registered with the Securities and Exchange Commission (“SEC”) that issues credit ratings that the SEC permits other financial firms to use for certain regulatory purposes. The Fund may invest up to 20% of its net assets in other domestic or foreign debt securities, including U.S. Treasuries, bank loans, and cash and cash alternatives.

The Fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s performance benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. As of October 31, 2025, the Fund did not concentrate in a particular industry or group of industries. The Fund’s performance benchmark index is the Bloomberg U.S. Corporate Bond Index. Under normal circumstances, the Fund will seek to maintain an average portfolio duration of plus or minus 3 years as compared to the Bloomberg U.S. Corporate Bond Index. Duration is a measurement of price sensitivity to interest rate changes. For example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. As of October 31, 2025, the duration of the Bloomberg U.S. Corporate Bond Index was 7.17 years.

Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.

Under normal circumstances, the Fund will generally sell or dispose of portfolio investments when, in the opinion of the Adviser, they no longer present attractive investment opportunity (e.g., they have reached their expected value, or where better relative value exists elsewhere, or as the result of changing market conditions). Decisions with respect to the timing of such dispositions shall be made by the Fund’s portfolio management taking into account the best interests of Fund shareholders.

The Fund may use derivatives, including, but not limited to, swaps (including interest-rate swaps, total rate of returns swaps and credit default swaps), swaptions, options, futures, and options on futures, which may be used for risk, duration and yield-curve management, or to enhance expected returns. Derivatives are instruments that have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, currencies, or market indices.

The Fund may enter into reverse-repurchase agreements and use the proceeds to invest in securities consistent with the Fund’s principal investment strategies. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds (or private funds operating as money market funds) and/or affiliated or unaffiliated exchange-traded funds (“ETFs”).

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in emerging markets debt securities denominated in hard currencies. The Fund invests in government debt securities (“sovereign debt”), debt securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government (“quasi-sovereign debt”), and debt securities issued by supranational institutions or local and regional authorities/agencies in emerging markets. The Fund may invest in debt securities of any rating, including high-yield bonds or unrated bonds deemed of comparable credit quality by the Adviser. The Fund may invest up to 30% of its net assets in corporate debt securities of issuers in emerging markets.

Hard currencies, including the U.S. dollar or Euro, are currencies in which investors have confidence and are typically currencies of economically advanced industrialized nations.

The Fund invests in securities of issuers that are economically tied to emerging markets countries, including frontier markets countries. Emerging market countries consist of countries included in the International Monetary Fund (“IMF”) list of Emerging and Developing Economies.

Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging market country or that maintain their principal place of business in an emerging market country; (ii) securities that are traded principally in an emerging market country; (iii) securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or that have at least 50% of their assets in an emerging market country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries.

Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, or market indices. The Fund may invest in forward foreign currency exchange contracts (including non-deliverable forwards), exchange traded derivatives (such as interest rate futures and bond futures), options and over the counter swaps such as interest rate swaps, credit default swaps, credit default swaps on indices and total return swaps. The Fund may invest up to 20% of its net assets in total return swaps. The Fund may use derivatives with the aim of making investment gains in line with the Fund’s objective, or to manage the interest rate and credit risk of the Fund more efficiently. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest.

The Fund’s currency exposure is hedged to the United States dollar (“USD”), although the portfolio is also expected to be exposed (through investments or cash) to other hard currencies.

The Fund may invest up to 10% of its net assets in any combination of distressed securities (that is, securities rated at or lower than CCC-/Caa3 at the time of purchase), defaulted securities, or unrated securities that are determined by the Adviser to be either a distressed or defaulted security.

Portfolio management applies a “bottom up” approach to selecting investments to purchase and sell. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The Fund will generally consider selling a position if, in portfolio management’s opinion, it reaches its total return target or targeted value, the investment thesis for owning the position changes, or to limit potential loses. Portfolio management will consider, among other factors, maturity, duration, sector, country, yield curve, and credit quality for investment and hedging purposes.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities, compared to a fund that is classified as diversified.

Janus Henderson Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and non-U.S. debt securities of varying maturities that portfolio management believes have high income potential relative to other fixed-income instruments available at a given point in time. Portfolio management may also consider the capital appreciation potential of certain investments. The Fund’s investment sectors include, but are not limited to: (i) U.S. and non-U.S. government notes and bonds; (ii) corporate bonds, including high-yield bonds (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) collateralized loan obligations (“CLOs”); and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced.

The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund’s average portfolio duration typically ranges between zero and eight years. As of October 31, 2025, the Fund’s average portfolio duration was 3.87 years.

The Fund may invest without limit in below investment grade securities (that is, securities rated lower than Baa3/BBB-, or if unrated, determined to be of comparable credit quality by the Adviser at the time of purchase).

The Fund may invest up to 50% of its total assets in the commercial loans sector. Such investments may include bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. Normally, the Fund’s exposure to the commercial loans sector will be approximately 15% of the Fund’s total assets. The Fund may invest in floating rate obligations, credit risk transfer securities (“CRTs”), floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may invest in affiliated ETFs, which provide exposure to the Fund’s investment sectors. The Fund may invest in securities that are denominated in foreign currencies.

Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including total return swaps, index credit default swaps, commercial mortgage-backed securities index swaps, and single-name credit default swaps, forward currency exchange contracts, interest rate futures, and put and call options. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments.

Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.

Portfolio management may consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in portfolio management’s opinion, a superior investment opportunity arises.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities, compared to a fund that is classified as diversified.

Janus Henderson Mortgage-Backed Securities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing mainly in mortgage-related instruments. Under normal circumstances, the Fund will invest at least 80%, and often times substantially all, of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related fixed income instruments of varying maturities. Mortgage-related fixed income instruments include residential and commercial mortgage-backed securities (“MBS”), collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, credit risk transfer securities (“CRTs”), and other securities representing an interest in or secured by or related to mortgages, including asset-backed securities and securities issued by other exchange-traded funds (“ETFs”) that invest principally in MBS. Under normal circumstances, the Fund will invest predominantly in mortgage-related securities issued by the U.S. government and its agencies, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest up to 20% of its net assets in non-agency residential and commercial MBS, and other non-agency mortgage-related and asset-backed securities. The Fund will typically enter into “to be announced” or “TBA” commitments when purchasing MBS, which allows the Fund to agree to pay for certain yet-to-be issued securities at a future date and which may have a leveraging effect on the Fund. Similar to its use of leverage with respect to TBAs, the Fund may enter into reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in mortgage-related instruments or other fixed-income securities. In addition to its investments in mortgage-backed and mortgage-related securities, the Fund will from time to time also invest in certain other fixed-income securities and/or hold cash and cash-equivalents (such as U.S. treasuries). The Fund will invest primarily in securities rated investment grade (that is, securities rated Baa3/BBB- or higher, or if unrated, determined to be of comparable credit quality by the Adviser). The Fund may also invest in lower-rated, higher-yielding securities, including securities rated below investment grade (sometimes referred to as “junk” bonds), when the Adviser believes that the increased risk of such lower rated securities is justified by the potential for increased return. The Fund invests only in U.S. dollar denominated securities. The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds or unregistered cash management pooled investment vehicles that operate as money market funds. The Fund also invests in securities that have contractual restrictions that prohibit or limit their resale, which may include Rule 144A securities.

As a general indication of the Fund’s targeted risk/return profile, the Fund’s portfolio management will seek to select mortgage-related instruments that can over time provide a return of 0.50% (net of fees) above the Bloomberg US MBS Index Total Return Value Unhedged USD (“Bloomberg US MBS Index” or the “Index”), while generally maintaining an investment return with substantial correlation to the Index. There can be no assurance that the Fund will achieve this targeted risk/return.

Additionally, the Fund may invest in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, or market indices. In particular, the Fund may use swaps, futures, forward contracts and options. The Fund may use derivatives for various investment purposes including to manage or hedge portfolio risk, including interest rate risk, to enhance returns, or to manage duration. The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, portfolio management applies a “bottom up” approach in choosing investments. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Portfolio management additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall target risk allocations and volatility. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments when, in the opinion of the Adviser, they have reached their profit or price target, or as the result of changing market conditions.

The Fund is “actively managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Janus Henderson Securitized Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securitized securities. Securitized securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to, asset-backed securities (“ABS”), collateralized mortgage obligations (“CMOs”), agency and non-agency mortgage-backed securities (“MBS”), and collateralized loan obligations (“CLOs”). ABS include, but are not limited to, private and multi-class structures, pass-through certificates, and other instruments secured by financial, physical, and/or intangible assets. MBS include, but are not limited to, commercial mortgage-backed securities (“CMBS”) and credit risk transfer securities (“CRTs”) issued by government sponsored entities or private issuers. The Fund will typically enter into “to be announced” or “TBA” commitments when purchasing MBS, which allows the Fund to agree to pay for certain yet-to-be issued securities at a future date and which may have a leveraging effect on the Fund. The Fund may enter into mortgage dollar rolls which allow the Fund to sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date.

In addition to its investments in securitized securities, the Fund may from time to time also invest in certain other fixed-income securities and/or hold cash and cash-equivalents (such as U.S. Treasuries).

The Fund may invest in securities of any maturity or duration and the securities may have fixed, floating, or variable interest rates.

The Fund will normally invest a substantial portion of its assets in securities rated investment grade (that is, securities rated Baa3/BBB- or higher, or if unrated, determined to be of comparable credit quality by the Adviser). The Fund may not invest more than 40% of its net assets in securities rated below investment grade (that is, securities rated lower than Baa3/BBB-, or if unrated, determined to be of comparable credit quality by the Adviser) at the time of purchase by the Fund. The Fund invests only in U.S. dollar denominated securities. The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds or unregistered cash management pooled investment vehicles that operate as money market funds. The Fund may invest in securities that have contractual restrictions that prohibit or limit their resale (these are known as “restricted securities”), which may include Rule 144A securities.

The Fund may invest in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying reference asset, such as fixed-income securities, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk, including interest rate and/or credit risks, or to enhance returns. The Fund’s exposure to derivatives will vary.

Portfolio management applies a “bottom up” approach to selecting investments to purchase and sell. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments when, in the opinion of the Adviser, they have reached their profit or price target, or as the result of changing market conditions.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities, compared to a fund that is classified as diversified.

Janus Henderson Short Duration Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of fixed income instruments of varying maturities. The Fund seeks value across sectors and geographies using a wide range of instruments to capitalize on investment opportunities to maximize current income while at the same time providing low volatility. The Fund seeks to take advantage of market mispricings and dislocations caused by structural inefficiencies in the fixed income market. For example, many fixed income indices are more heavily focused on the U.S. or other larger regions globally, and may underrepresent smaller countries or regions that offer appealing risk-adjusted return prospects. Similarly, many fixed income indices are heavily influenced by one or more of the largest components of the index, and may underrepresent smaller issuers that offer appealing return prospects. The types of fixed income instruments in which the Fund may invest include bonds, debt securities, and other similar instruments issued by various U.S. and foreign public- or private-sector entities. The Fund may invest up to 20% of its assets in asset-backed securities that are rated investment grade or of similar quality as determined by the Adviser. From time to time, the Fund may invest up to 5% of its assets in asset-backed securities that are rated below investment grade, so long as such instruments, together with other asset-backed securities held by the Fund, do not exceed 20% of the Fund’s net assets. The Fund may also invest in cash or cash equivalents such as commercial paper, repurchase agreements, and other short-term fixed-income securities. The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.

Under normal circumstances, the average portfolio duration of the Fund generally will be 0-2 years. The Fund primarily invests in investment grade debt securities (that is, securities rated equal to or higher than Baa3/BBB- or equivalent by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable credit quality by the Adviser). The Fund may invest in high-yield bonds, commercial paper, mortgage-backed securities, and floating rate securities that are rated below investment grade (commonly known as “high-yield debt” or “junk” bonds), but generally intends to invest 15% or less of its net assets in such securities.

The Fund may invest up to 70% of its assets in foreign securities. Within the Fund’s exposure to foreign securities, it may invest in emerging markets, but will normally limit emerging markets investments to 15% of its net assets, measured at the time of purchase. The Fund will normally limit its foreign currency exchange exposure to 15% of its total assets. The Fund may limit its foreign currency exchange exposure by hedging through the use of forward contracts, cross-currency swaps, and options.

The Fund may use futures, options and swaps in connection with its principal strategies in certain market conditions for various investment purposes, such as to manage or hedge portfolio risk, enhance return, or manage duration.

Portfolio management’s investment process is research driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments when, in the opinion of the Adviser, they have reached their profit or price target, or as the result of changing market conditions.

The Fund is “actively managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Janus Henderson Global Artificial Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that portfolio management believes will contribute to or benefit from artificial intelligence technologies.

The capability of a machine to perform tasks that typically require human intelligence, such as learning, reasoning, problem-solving, perception and language understanding is a broad definition of artificial intelligence. Technologies that leverage machine learning and large data sets to simulate reasoning at a pseudo-human level are generally considered “artificial intelligence.” The field has quickly evolved from simple automation to the mimicking of complex cognitive functions resulting in a rapid pace of technology innovation and disruption across industries.

Portfolio management deems those companies that contribute to or benefit from artificial intelligence technologies to be companies that generally fall into three categories: enablers, enhancers, and end-users of artificial intelligence technologies. These categories may be adjusted from time to time without prior shareholder notice to incorporate future developments as artificial intelligence technology evolves.

●	Enablers are companies that supply the technology hardware and foundational infrastructure for training and deploying artificial intelligence.

●	Enhancers are companies that optimize and/ or refine artificial intelligence technology to improve functionality, performance, integration, or usability for use in practical application.

●	End-Users are companies that incorporate and apply artificial intelligence technologies to optimize their own operations and enhance overall business performance.

In pursuing the Fund’s investment strategy, portfolio management uses its proprietary research process to evaluate whether a company is an enabler, enhancer, or end user of artificial intelligence technologies. Portfolio management makes this determination utilizing a combination of quantitative factors and qualitative analysis. Quantitative factors, to the extent available, include but are not limited to a company’s revenue derived from, and/or resources devoted to, artificial intelligence technologies and qualitative analysis includes portfolio management’s analysis and projections of a company’s creation, distribution, enhancement, or integration of artificial intelligence products and services based on public information and/or corporate engagement. The quantitative factors and/or qualitative analysis by which portfolio management assesses companies for investment by the Fund will be applied to investments by the Fund except for temporary investments or investments in cash equivalents.

The Fund typically invests in approximately 40-60 equity securities of companies of any size and any sector. Under normal circumstances, the Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to countries outside the United States. The Fund will not invest more than 20% of its net assets in emerging markets and will only invest in foreign securities listed on U.S. exchanges or in the form of depositary receipts. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or primary trading market of its equity is located in, a country outside of the United States (ii) a majority of the issuers’ revenues are derived from outside of the United States, or (iii) a majority of the issuer’s assets are located outside of the United States.

Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Factors that portfolio management may consider in its fundamental analysis include the strength of a company’s balance sheet and a company’s projected returns or growth rates. Portfolio management will generally consider selling a position when, among other things, the investment thesis for owning a position has changed or if the position exceeds its targeted value.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities of a single issuer, compared to a fund that is classified as diversified. While the Fund may invest in any sector, as a fundamental policy, the Fund will concentrate 25% or more of its net assets in the industries within the information technology sector in the aggregate.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that portfolio management believes will contribute to or benefit from artificial intelligence technologies.
Janus Henderson U.S. Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities will be listed on a national securities exchange and may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and REIT-like entities (such as real estate operating companies (“REOCs”)). However, the Fund will not invest directly in real estate. The Fund may invest in shares of companies through initial public offerings. The Fund may invest in companies of any capitalization.

The Fund is classified as nondiversified, which allows it to hold larger positions in companies, compared to a fund that is classified as diversified. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate and real estate-related industries.

For purposes of the Fund’s principal investment strategies, companies in real estate-related industries are U.S. companies at the time of investment (i) that derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate; (ii) that have at least 50% of their book value (balance sheet) in real estate assets; or (iii) where the market value of real estate holdings is greater than 50% of enterprise value.

A REIT is an entity dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended, a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. A REOC is a publicly traded corporation that is engaged in real estate businesses, but that has not taken (or is not eligible for) the REIT tax election and therefore does not have a requirement to distribute any of its taxable income.

The Fund may also invest up to 15% of its net assets in securities of Canadian issuers. The Fund may use derivatives, including currency forwards and futures contracts, only for the purposes of currency hedging associated with potential investments in Canadian securities.

Portfolio management applies a “bottom up” approach that utilizes portfolio management’s knowledge of issuers, including of such factors as a company’s balance sheet, valuation, strength of management, and risk-adjusted returns. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.

To identify the universe of investible securities for the Fund, portfolio management also applies negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At portfolio management’s discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Portfolio management will generally consider selling a stock if they believe that its future prospects have been accurately reflected in the market price, if the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.

The Fund is “actively managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds (or private funds operating as money market funds) and/or affiliated or unaffiliated exchange-traded funds (“ETFs”).

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Janus Henderson Mid Cap Growth Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization (“mid cap”) companies selected for their growth potential. For purpose of the 80% policy, the Fund considers mid cap companies to be those whose market capitalization falls within the 12-month range of companies in the Russell Midcap® Growth Index. The market capitalizations within the index will vary, but as of October 31, 2025, the market capitalization range of the Russell Midcap® Growth Index was between $121 million and $108.41 billion. The Fund is actively managed and may engage in active and frequent trading of its portfolio securities.

The Fund uses an active, systematic strategy designed to select mid-sized capitalization growth stocks using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. The Fund’s benchmark index is the Russell Midcap® Growth Index.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Janus Henderson Small Cap Growth Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-sized capitalization (“small cap”) companies selected for their growth potential. For purposes of the 80% policy, the Fund considers small cap companies to be those whose market capitalization falls within the 12-month range of the Russell 2000TM Growth Index. The market capitalizations within the index will vary, but as of October 31, 2025, the market capitalization range of the Russell 2000TM Growth Index was between $4 million and $28.02 billion.

The Fund uses an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-sized capitalization (“small/mid cap”) companies selected for their growth potential. For purposes of the 80% policy, the Fund considers small/mid cap companies to be those whose market capitalization falls within the 12-month range of the Russell 2500TM Growth Index. The market capitalizations within the index will vary, but as of October 31, 2025, the market capitalization range of the Russell 2500TM Growth Index was between $4 million and $35.25 billion.

The Fund uses an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.